Notes Payable - Schedule of Notes Payable (Details) - Note Payable [Member] - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Notes Payable [Line Items]
Outstanding principal		$ 1,524,598		$ 964,000		$ 1,414,488
Less: Debt Discount		(4,519)		(16,001)
Total Debt		1,520,079		947,999
Total Long Term Debt		33,679		21,586		30,026
The April 2020 PPP Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal	[1]			$ 198,577		198,577
Interest Rate	[1]			5.00%
Maturity Date	[1]			April 2022
The Second September 2022 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal	[1]			$ 408,625		453,625
Interest Rate	[1]
Maturity Date	[1]			December 2023
The Third September 2022 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal						2,964
Interest Rate
Maturity Date				October 2023
The April 2023 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal		$ 41,213	[2]	$ 41,213	[2]	41,213
Interest Rate		18.00%	[2]	18.00%
Maturity Date		December 2025	[2]	April 2023
The June 30 2023 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal						2,500
Interest Rate
Maturity Date				September 2023
The July 11 2023 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal						276,429
Interest Rate				10.00%
Maturity Date				July 2024
The July 31 2023 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal						253,409
Interest Rate				12.00%
Maturity Date				April 2024
The August 2023 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal						38,997
Interest Rate
Maturity Date				February 2025
The September 27 2023 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal						34,500
Interest Rate				15.00%
Maturity Date				June 2024
The Second September 2023 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal						112,274
Interest Rate				15.00%
Maturity Date				June 2024
The April 5, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal		$ 56,250	[2]	$ 56,250	[2]
Interest Rate		15.00%	[2]	15.00%
Maturity Date		March 2025	[2]	February 2025
The May 3, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal		$ 38,989	[2]	$ 48,489	[2]
Interest Rate			[2]
Maturity Date		May 2025	[2]	May 2025
The May 31, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal		$ 55,500	[2]	$ 57,000	[2]
Interest Rate		15.00%	[2]	15.00%
Maturity Date		May 2025	[2]	May 2025
The August 20, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal				$ 14,645
Interest Rate
Maturity Date		February 2025		February 2025
The October 18, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal				$ 21,586
Interest Rate
Maturity Date		April 2026		April 2026
The December 30, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal		$ 90,763		$ 117,615
Interest Rate		20.00%		20.00%
Maturity Date		February 2026		March 2025
Previously Reported [Member]
Schedule of Notes Payable [Line Items]
Less: Debt Discount				$ (16,000)		(257,361)
Total Debt				948,000		1,157,127
Less: Current Debt				$ (926,414)		$ (1,127,101)

[1]	Note was in default as of December 31, 2024
[2]	Note was in default as of June 30, 2025